January 28, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Malvern Funds (the “Trust”) File No. 33-23444

Ladies and Gentlemen:

Pursuant to Rule 497 (k) under the Securities Act of 1933, we hereby file a Summary Prospectus for the above mentioned Trust, to be placed in use on January 28, 2010.

Sincerely,

Laura J. Merianos
Senior Counsel
The Vanguard Group, Inc.